Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 6,417,339
Advances to suppliers and other	4,201,354
Investment in subsidiaries	8,726,358	6,894,322
Total assets	19,345,051	6,894,322
LIABILITIES	1,000
COMMITMENTS AND CONTINGENCIES
Additional paid-in capital	10,645,122	1,060,510
Retained earnings	9,081,671	5,605,710
Accumulated other comprehensive (loss) gain	(383,942)	227,202
Total shareholders’ equity	19,344,051	6,894,322
Total liabilities and shareholders’ equity	19,345,051	6,894,322
Class A shares, 450,000,000 shares authorized; 11,000,000 shares issued and outstanding as of December 31, 2022; 8,000,000 shares issued and outstanding as of December 31, 2021	1,100	800
Class B shares, 50,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2022 and 2021	$ 100	$ 100